Accumulated Other Comprehensive Income (Loss) - Components of OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ 57	$ (42)	$ (21)
Income Taxes	(9)	10	(2)
Net Amount	48	(32)	(23)
Changes in retirement plans’ funded status
Gross Amount	(10)	(115)	620
Income Taxes	7	3	(143)
Net Amount	(3)	(112)	477
Foreign currency translation
Gross Amount	(735)	71	(317)
Income Taxes	0	0	0
Net Amount	(735)	71	(317)
Share of other comprehensive loss of entities using the equity method
Gross Amount	20	(8)	(35)
Income Taxes	0	0	0
Net Amount	20	(8)	(35)
Other comprehensive income (loss)
Gross Amount	(668)	(94)	247
Income Taxes	(2)	13	(145)
Other comprehensive income (loss), net of tax	$ (670)	$ (81)	$ 102